Supplement Dated August 30, 2024

To The Prospectus Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective October 21, 2024.

Please change all references to the funds listed below to the new fund name:

Current Fund Name	New Fund Name
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund

For the JNL Multi-Manager Mid Cap Fund, please delete all references to and information for ClearBridge Investments, LLC, Brian Angerame and Matthew Lilling.

In the section, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “ClearBridge Strategy” in the entirety.

In the section, “Summary Overview of Each Fund,” under “Performance,” for the JNL Multi-Manager U.S. Select Equity Fund, after the second paragraph, please add the following:

Effective October 21, 2024, the Fund was combined with the JNL/Baillie Gifford U.S. Equity Growth Fund (“Acquired Fund”), with the Fund as the surviving Fund. The performance shown is the Fund’s historical performance and does not reflect the performance of the Acquired Fund.

In the section, “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the “ClearBridge Strategy” in the entirety.

This Supplement is dated August 30, 2024.

Supplement Dated August 30, 2024

To The Statement of Additional Information

Dated April 29, 2024

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

All changes are effective October 21, 2024.

Please change all references to the funds listed below to the new fund name:

Current Fund Name	New Fund Name
JNL iShares Tactical Growth Fund	JNL Growth ETF Allocation Fund
JNL iShares Tactical Moderate Growth Fund	JNL Moderate Growth ETF Allocation Fund
JNL iShares Tactical Moderate Fund	JNL Moderate ETF Allocation Fund
JNL/PPM America Floating Rate Income Fund	JNL Multi-Manager Floating Rate Income Fund
JNL/T. Rowe Price Established Growth Fund	JNL/T. Rowe Price Growth Stock Fund

On pages 208-210 in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for ClearBridge Investments, LLC, please delete all references to and information for the JNL Multi-Manager Mid Cap Fund.

On pages 309-310, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” for the JNL Multi-Manager Mid Cap Fund, please delete the table row and corresponding endnote for “ClearBridge.”

This Supplement is dated August 30, 2024.

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